Transition Period Comparative Data (Tables)	6 Months Ended
Oct. 31, 2023
Transition Period Comparative Data [Abstract]
Schedule of Transition Period Comparative Data
	Six months ended
	October 31,
	2022	2023
	US$	US$
	(unaudited)

Revenue from contracts with customers	13,918	8,673
Employee benefits expense	(3,761)	(3,074)
Advertising and promotion expense	(318)	(177)
Premises and office expenses	(482)	(1,486)
Legal and professional fee	(1,199)	(1,338)
Depreciation and amortization	(421)	(1,441)
Finance costs	-	(3,403)
Other expenses	(498)	(4,586)
Changes in fair value on financial assets measured at FVTPL	351	16,279
Other income	4,852	8,988
Other gains and losses, net	(42)	14,342
Profit before tax	12,400	32,777
Income tax expense	(1,731)	(1,991)
Profit for the year/period	10,669	30,786

Other comprehensive (expense) income for the year/period:
Item that will not be reclassified to profit or loss:
Exchange differences on translation from functional currency to presentation currency	-	1,168
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation of foreign operations	(111)	(956)
Share of other comprehensive expense of joint ventures	-	126
	(111)	(830)
Other comprehensive (expense) income for the year/period	(111)	338
Total comprehensive income for the year/period	10,558	31,124
Profit (loss) for the year/period attributable to:
- Owners of the Company	11,086	31,940
- Non-controlling interests	(417)	(1,154)
	10,669	30,786
Total comprehensive income (expense) for the year/period attributable to:
- Owners of the Company	11,010	32,563
- Non-controlling interests	(452)	(1,439)
	10,559	31,124
Earnings per share
- Basic (US$)	0.15	0.42
- Diluted (US$)	0.15	0.42